UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Elfun Government Money Market Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Amortized Cost
Short-Term Investments – 99.9% †

U.S. Treasuries – 37.7%
U.S. Treasury Bills
1.27%	04/19/18	$1,000,000	$999,380	(a	)
1.39%	05/17/18	2,000,000	1,996,525	(a	)
1.45%	05/03/18	2,000,000	1,997,470	(a	)
1.46%	04/05/18 - 04/26/18	8,000,000	7,996,502	(a	)
1.48%	04/19/18	2,000,000	1,998,547	(a	)
1.51%	05/10/18	500,000	499,194	(a	)
1.52%	05/10/18	1,500,000	1,497,579	(a	)
1.60%	05/17/18	2,000,000	1,995,988	(a	)
1.67%	05/31/18	3,000,000	2,991,775	(a	)
1.69%	06/07/18	5,000,000	4,984,553	(a	)
1.70%	06/14/18	2,000,000	1,993,134	(a	)
1.74%	04/19/18	1,750,000	1,748,502	(a	)
1.75%	04/19/18	1,250,000	1,248,925	(a	)
1.79%	06/28/18	3,000,000	2,987,093	(a	)
1.81%	06/21/18	555,000	552,777	(a	)
1.83%	08/16/18	1,000,000	993,207	(a	)
1.84%	06/21/18	1,500,000	1,493,900	(a	)
1.87%	08/30/18 - 09/06/18	2,000,000	1,984,292	(a	)
			39,959,343

U.S. Government Agency Obligations – 46.7%
Fannie Mae Discount Notes
1.47%	04/02/18	5,000,000	4,999,799	(a	)
1.70%	06/18/18	2,000,000	1,992,763	(a	)
1.78%	06/04/18	1,000,000	996,889	(a	)
1.80%	06/20/18	500,000	498,034	(a	)
Federal Farm Credit Banks 0.09% + 1 month USD LIBOR
1.96%	05/25/18	750,000	750,248	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.11%
1.67%	01/15/19	200,000	200,000	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.12%
1.64%	11/14/18	1,250,000	1,250,000	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.13%
1.76%	08/30/18	500,000	499,998	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.15%
1.73%	01/29/19	400,000	399,995	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.16%
1.60%	11/13/18	750,000	749,977	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.17%
1.54%	11/07/18	1,000,000	999,982	(b	)
1.55%	10/09/18	400,000	399,989	(b	)
Federal Home Loan Bank Discount Notes
1.55%	04/05/18	1,000,000	999,830	(a	)
1.63%	05/08/18	2,000,000	1,996,711	(a	)
1.75%	05/18/18	750,000	748,317	(a	)
1.76%	05/09/18	1,000,000	998,174	(a	)
1.83%	06/20/18	500,000	498,006	(a	)
1.93%	07/19/18	3,000,000	2,982,832	(a	)
Federal Home Loan Banks 1 month USD LIBOR - 0.06%
1.79%	12/21/18	750,000	750,000	(b	)
Federal Home Loan Banks 1 month USD LIBOR - 0.08%
1.74%	03/20/19	1,500,000	1,499,680	(b	)
1.76%	09/21/18	500,000	500,000	(b	)
Federal Home Loan Banks 1 month USD LIBOR - 0.12%
1.69%	08/17/18	800,000	800,033	(b	)
1.77%	08/01/18	800,000	800,000	(b	)
Federal Home Loan Banks 1 month USD LIBOR - 0.13%
1.74%	07/25/18 - 01/25/19	2,200,000	2,200,000	(b	)
1.76%	03/01/19	750,000	750,002	(b	)
Federal Home Loan Banks 1 month USD LIBOR - 0.14%
1.75%	02/01/19	2,000,000	1,999,871	(b	)

		Principal Amount	Amortized Cost
Federal Home Loan Banks 1 month USD LIBOR - 0.15%
1.73%	04/26/18	$1,000,000	$999,997	(b	)
Federal Home Loan Banks 1 month USD LIBOR - 0.17%
1.72%	06/01/18	2,000,000	2,000,000	(b	)
Federal Home Loan Banks 1 month USD LIBOR - 0.18%
1.54%	06/08/18	2,000,000	2,000,000	(b	)
Federal Home Loan Banks 3 month USD LIBOR - 0.19%
2.11%	06/28/18	1,000,000	1,000,000	(b	)
Federal Home Loan Banks 3 month USD LIBOR - 0.24%
2.05%	09/26/18	2,000,000	2,000,000	(b	)
Federal Home Loan Banks 3 month USD LIBOR - 0.32%
1.37%	04/03/18	600,000	600,000	(b	)
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.15%
1.56%	02/08/19	500,000	500,000	(b	)
1.69%	06/21/18	1,500,000	1,500,000	(b	)
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.14%
1.70%	11/21/18	2,000,000	2,000,000	(b	)
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.15%
1.70%	08/22/18	2,000,000	2,000,000	(b	)
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.16%
1.58%	05/11/18	1,600,000	1,600,000	(b	)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.23%
1.50%	07/17/18	2,000,000	1,999,916	(b	)
			49,461,043

Repurchase Agreements – 15.5%
BNP Paribas S.A. U.S.
Treasury Repo 1.76% dated 03/29/18, to be repurchased at $4,489,658 on 04/02/18 collateralized by $4,578,803 U.S. Treasury Bond, 3.00%, maturing on 02/15/47, respectively. 04/02/18		4,489,000	4,489,000
Citigroup Global Markets, Inc.
U.S. Treasury Repo 1.78% dated 03/29/18, to be repurchased at $7,001,038 on 04/02/18 collateralized by $7,140,052 U.S. Treasury Note, 2.00%, maturing on 08/31/21, respectively. 04/02/18		7,000,000	7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury
Repo 1.80% dated 03/29/18, to be repurchased at $5,000,750 on 04/02/18 collateralized by $5,100,036 U.S. Treasury Note, 1.38%, maturing on 07/31/19, respectively. 04/02/18		5,000,000	5,000,000
			16,489,000

Total Short-Term Investments (Cost $105,909,386)			105,909,386

Other Assets and Liabilities, net – 0.1%			98,438

NET ASSETS – 100.0%			$106,007,824

Elfun Government Money Market Fund

Schedule of Investments	March 31, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018.
†	Percentages are based on net assets as of March 31, 2018.

Abbreviations:

LIBOR        London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy at March 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Government Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$39,959,343	$—	$39,959,343
	U.S. Government Agency Obligations	—	49,461,043	—	49,461,043
	Repurchase Agreements	—	16,489,000	—	16,489,000

	Total Investments in Securities	$—	$105,909,386	$—	$105,909,386

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended March 31, 2018.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

Income Taxes

At March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$105,909,386	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Government Money Market Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date: May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Treasurer (Principal Financial Officer)

Date: May 18, 2018